Summary of Significant Accounting Policies - Reverse Stock Split (Details)	5 Months Ended
May 21, 2019 shares
Stockholders' Equity, Reverse Stock Split	1-for-15 reverse stock split
Common Stock, Shares, Outstanding	164,700,000
Stock Issued During Period, Shares, Stock Splits	1,058
After Reverse Stock Split
Stock Issued During Period, Shares, Reverse Stock Splits	11,000,000